Leases (Tables)	12 Months Ended
Jan. 31, 2015
Leases [Abstract]
Rent Expense For Operating Leases
The following is a summary of rent expense for operating leases:

($ thousands)	2014	2013	2012
Minimum rent	$143,050	$143,958	$145,788
Contingent rent	971	942	567
Sublease income	(1,197)	(1,170)	(1,145)
Total	$142,824	$143,730	$145,210

Future Minimum Payments Under Noncancelable Operating Leases
Future minimum payments under noncancelable operating leases with an initial term of one year or more were as follows at January 31, 2015:

($ thousands)
2015	$153,334
2016	127,184
2017	97,447
2018	74,236
2019	53,686
Thereafter	169,981
Total minimum operating lease payments	$675,868